FEDERATED HERMES INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Registrant”) Federated Hermes Muni and Stock Advantage Fund Class A Shares Class C Shares Class F Shares Institutional Shares Federated Hermes Capital Income Fund Class A Shares Class C Shares Class F Shares Class R Shares Institutional Shares (collectively, the Funds”) 1933 Act File No. 033-03164 1940 Act File No. 811-04577

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2025 that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 251 on January 27, 2025.

If you have any questions on the enclosed material, please contact Susan Lloyd at Susa.Lloyd@FederatedHermes.com or (724) 720-7260.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary